CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011
Current assets:
Cash and cash equivalents	$ 6,188	$ 47,946	$ 4,445
Accounts receivable, net	24,632	18,607	12,033
Inventories	60,800	40,961	26,726
Deferred income taxes	10,982	12,574	82
Prepaid expenses and other current assets	16,227	12,054	10,746
Total current assets	118,829	132,142	54,032
Property and equipment, net	120,132	95,674	77,601
Intangible assets, net	90,057	84,795	84,913
Goodwill	331,769	291,141	287,379
Debt issue costs and other, net	9,336	9,729	9,708
Total assets	670,123	613,481	513,633
Current liabilities:
Notes payable and current maturities of long-term debt	1,805	2,414	6,255
Accounts payable	52,055	42,396	29,237
Accrued liabilities	47,386	31,780	21,865
Customer deposits	8,703	6,294	4,371
Total current liabilities	109,949	82,884	61,728
Long-term debt, net of current maturities	230,425	225,940	233,784
Long-term debt due to related parties			158,664
Deferred income taxes	27,726	31,045	29,960
Other noncurrent liabilities	56,941	49,353	45,179
Total liabilities	425,041	389,222	529,315
Commitments and contingencies (Note 10)
Stockholders' equity:
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 shares issued and outstanding at February 1, 2011, 2011 and 33,768,828 shares issued and outstanding at January 31, 2012 and July 31, 2012	338	338	224
Additional paid-in capital	362,719	361,717	156,241
Accumulated deficit	(117,975)	(137,796)	(172,147)
Total stockholders' (deficit) equity	245,082	224,259	(15,682)
Total liabilities and stockholders' equity	$ 670,123	$ 613,481	$ 513,633